Document and Entity Information	Aug. 26, 2021	Aug. 25, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Aug. 25, 2021
Entity File Number		001-14778
Entity Registrant Name		Soligenix, Inc.
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number	41-1505029
Entity Address, Address Line One		29 Emmons Drive
Entity Address, Adress Line Two		Suite B-10
Entity Address, City or Town		Princeton
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		08540
City Area Code		609
Local Phone Number		538-8200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0000812796
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Common Stock, par value $.001 per share
Trading Symbol		SNGX
Security Exchange Name		NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security		Common Stock Purchase Warrants
Trading Symbol		SNGXW
Security Exchange Name		NASDAQ